Summary of Significant Accounting Policies: Equity Method Investment, Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Equity Method Investment, Policy	(g) Equity Method Investment

The Company accounts for its investment in associated companies in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 323, Investments - Equity Method and Joint Ventures (“ASC 323”). In accordance with ASC 323, associated companies are accounted for as equity method investments. Results of associate companies are presented on a one-line basis. Investments in, and advances to, associated companies are presented on a one-line basis in the caption “Equity Investment” in the Company’s consolidated balance sheets, net of allowance for losses, which represents the Company’s best estimate of probable losses inherent in such assets. The Company’s proportionate share of any associated companies’ net income or loss is presented on a one-line basis in the caption “Gain (loss) on equity investment in the Company’s consolidated statement of comprehensive income (loss). Transactions between the Company and any associated companies are eliminated on a basis proportional to the Company’s ownership interest.